STOCKHOLDERS' DEFICIT (Details)	6 Months Ended	11 Months Ended
	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2020 $ / shares
Stockholder's Equity [Abstract]
Preferred Stock, Shares Authorized		26,000,000	26,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Stock, Shares Authorized		39,389,000	300,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01		$ 0.01
Common Stock, Shares, Issued		34,523,000	73,034,000
Common Stock, Shares, Outstanding		34,523,000	73,034,000
CIK 0001846136 Riverview Acquisition Corp
Stockholder's Equity [Abstract]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Stock conversion basis of Class B to Class A ordinary shares at time of initial business combination	1	1
As-converted percentage for Class A ordinary shares after conversion of Class B shares	20.00%	20.00%
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholder's Equity [Abstract]
Temporary Equity, Shares Authorized	85,000,000	85,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Temporary Equity, Shares Issued	25,000,000	25,000,000
Redeemable Common Preferred Units Outstanding (in units)	25,000,000	25,000,000
Common Stock, Shares Authorized	85,000,000	85,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote	1	1
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholder's Equity [Abstract]
Common Stock, Shares Authorized	15,000,000	15,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote	1	1
Common Stock, Shares, Issued	6,250,000	6,250,000
Common Stock, Shares, Outstanding	6,250,000	6,250,000